Significant Accounting Policies (Details) - Schedule of customer concentration risk	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Customer A [Member]
Significant Accounting Policies (Details) - Schedule of customer concentration risk [Line Items]
Customer concentration risk, percentage	19.37%	20.23%
Customer A [Member] | Accounts Receivable [Member]
Significant Accounting Policies (Details) - Schedule of customer concentration risk [Line Items]
Customer concentration risk, percentage	14.11%	5.49%
Customer B [Member]
Significant Accounting Policies (Details) - Schedule of customer concentration risk [Line Items]
Customer concentration risk, percentage	3.82%	15.00%
Customer B [Member] | Accounts Receivable [Member]
Significant Accounting Policies (Details) - Schedule of customer concentration risk [Line Items]
Customer concentration risk, percentage	3.28%	9.04%
Customer C (related party customer) [Member]
Significant Accounting Policies (Details) - Schedule of customer concentration risk [Line Items]
Customer concentration risk, percentage	15.31%	4.88%
Customer C (related party customer) [Member] | Accounts Receivable [Member]
Significant Accounting Policies (Details) - Schedule of customer concentration risk [Line Items]
Customer concentration risk, percentage	19.94%	7.04%